Business Acquisitions	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions

Note 2 – Business Acquisitions

The Company accounts for acquisitions in accordance with FASB ASC 805, “Business Combinations” (“ASC 805”), and goodwill in accordance with ASC 350, “Intangibles — Goodwill and Other” (“ASC 350”). The excess of the purchase price over the estimated fair value of net assets acquired in a business combination is recorded as goodwill. ASC 805 specifies criteria to be used in determining whether intangible assets acquired in a business combination must be recognized and reported separately from goodwill. Amounts assigned to goodwill and other identifiable intangible assets are based on independent appraisals or internal estimates.

On December 23, 2021, the Company announced the signing of definitive agreements for two acquisitions – T&L and OB, which are gourmet food manufacturers based in New York. The closing of these transactions was completed on December 29, 2021. The Company acquired T&L and OB for a combined purchase price of $14.0 million, including $11.0 million in cash at closing and $3.0 million in a promissory note. The promissory note requires annual principal payments of $750,000 payable on each anniversary of the closing, together with accrued interest at a rate of three and one-half (3.5%) per annum. The holder of the Note is T&L Acquisition Corp., a wholly-owned subsidiary of the Company, is guaranteed by the Company. The holder has a right of set-off against the balance due for any matters which are the subject of an indemnification under the transaction agreements. The cash payment was funded through cash on hand and a $7.5 million long-term acquisition note from M&T Bank (see below). Anthony Morello, Jr. will remain as CEO of T&L Acquisition Corp.

On December 29, 2021, the Company entered into a Multiple Disbursement Term Loan (“Loan”) with M&T Bank for the original principal amount of $7,500,000 payable in monthly installments over a 60-month amortization period. The Maturity Date of the Loan is January 17, 2027. Interest is payable on the unpaid principal amount of the Loan at a variable rate per annum based on the Company’s Senior Funded Debt/EBITDA Ratio (as defined in the Credit Agreement between Borrower and Bank) established with respect to the Borrower as of the date of any advance under the Loan as follows: if the Senior Funded Debt/EBITDA ratio is: (i) greater than 2.25 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.25, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor.

All of the proceeds of the Loan were utilized to fund the acquisition of T&L and OB.

For the three months ended October 31, 2022, T&L had revenue and net income before taxes of approximately $12.6 million and approximately $1.7 million, respectively. For the three months ended October 31, 2022, OB had revenue and net income before taxes of approximately $1.8 million and approximately $257,100, respectively. For the nine months ended October 31, 2022, T&L had revenue and net income before taxes of approximately $30.7 million and approximately $1.7 million respectively. For the nine months ended October 31, 2022, OB had revenue and net income before taxes of approximately $5.0 million and approximately $305,200, respectively. These amounts are included in the condensed statements of operations for the three and nine months ended October 31, 2022.

The following presents the unaudited pro-forma combined results of operations for the three and nine months ended October 31, 2021 of T&L and OB with the Company as if the entities were combined on February 1, 2021.

	For the Three Months Ended October 31, 2021	For the Nine Months Ended October 31, 2021
Revenues	$18,737,715	$48,228,884
Net income	$281,716	$1,469,571
Net income per share - basic	$0.01	$0.04
Weighted average number of shares outstanding	35,728,821	35,683,484

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisitions been completed as of February 1, 2021 or to project potential operating results as of any future date or for any future periods.

ASC 805 defines the acquirer in a business combination as the entity that obtains control of one or more businesses in a business combination and establishes the acquisition date as the date the acquirer achieves control. ASC 805 requires an acquirer to recognize the assets acquired, the liabilities assumed, and any noncontrolling interest in the acquirer (if any) at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the acquirer to recognize contingent consideration (if any) at the acquisition date, measured at its fair value at that date.

The following summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Assets:
Cash	$591,458
Accounts receivable	2,715,515
Inventories	1,221,055
Fixed assets, net	503,907
Intangibles	10,574,334
Total identified assets acquired	$15,606,269

Liabilities:
Accounts payable and accrued expenses	$1,606,269
Total liabilities assumed	1,606,269

Total net assets acquired	$14,000,000

The acquisition method of accounting requires extensive use of estimates and judgments to allocate the considerations transferred to the identifiable tangible and intangible assets acquired and liabilities assumed. The amounts used in computing the purchase price differ from the amounts in the purchase agreements due to fair value measurement conventions prescribed by accounting standards.

The intangible assets acquired include the trademarks and customer relationships.

The allocation of purchase price is still deemed to be a preliminary allocation because of potential changes in the valuation of intangibles and the acquired fixed assets.

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition. All of the goodwill is deductible for tax purposes.

Note 2 – Business Acquisitions

The Company accounts for acquisitions in accordance with FASB ASC 805, “Business Combinations” (“ASC 805”), and goodwill in accordance with ASC 350, “Intangibles — Goodwill and Other” (“ASC 350”). The excess of the purchase price over the estimated fair value of net assets acquired in a business combination is recorded as goodwill. ASC 805 specifies criteria to be used in determining whether intangible assets acquired in a business combination must be recognized and reported separately from goodwill. Amounts assigned to goodwill and other identifiable intangible assets are based on independent appraisals or internal estimates.

On December 23, 2021, the Company announced the signing of definitive agreements for two acquisitions –T&L and OB, which are gourmet food manufacturers based in New York. The closing of these transactions was completed on December 29, 2021. The Company acquired T&L and OB for a combined purchase price of $14.0 million, including $11.0 million in cash at closing and $3.0 million in a promissory note. The promissory note requires annual principal payments of $750,000 payable on each anniversary of the closing, together with accrued interest at a rate of three and one-half (3.5%) per annum. The maker of the Note is T&L Acquisition Corp., a wholly-owned subsidiary of the Company, is guaranteed by the Company. The maker has a right of set-off against the balance due for any matters which are the subject of an indemnification under the transaction agreements. The cash payment was funded through cash on hand and a $7.5 million long-term acquisition note from M&T Bank (see below). Anthony Morello, Jr. will remain as CEO of T&L Acquisition Corp.

On December 29, 2021, the Company entered into a Multiple Disbursement Term Loan (“Loan”) with M&T Bank for the original principal amount of $7,500,000 payable in monthly installments over a 60-month amortization period. The Maturity Date of the Loan is January 17, 2027. Interest is payable on the unpaid Principal Amount of the Loan at a variable rate per annum based on the Company’s Senior Funded Debt/EBITDA Ratio (as defined in the Credit Agreement between Borrower and Bank) established with respect to the Borrower as of the date of any advance under the Loan as follows: if the Senior Funded Debt/EBITDA ratio is: (i) greater than 2.00 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.00, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor.

All of the proceeds of the Loan were utilized to fund the acquisition of T&L and OB.

During the year ended January 31, 2022, the Company incurred approximately $748,000 in transaction costs for professional fees and other expenses, which are included in General and administration operating expenses on the Consolidated Statements of Operations. Of these fees, approximately $401,000 was paid to Spartan Capital Securities, LLC (See Note 12).

For the period from December 29, 2021 to January 31, 2022, T&L had revenue and income before taxes of $2,846,184 and $44,281, respectively. For the period from December 29, 2021 to January 31, 2022, OB had revenue and income before taxes of $665,513 and $12,420, respectively.

The following presents the unaudited pro-forma combined results of operations of T&L and OB with the Company as if the entities were combined on February 1, 2020.

	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021
Revenues	$76,914,679	$42,687,880
Net income	$62,304	$4,457,746
Net income per share - basic	$0.00	$0.13
Weighted average number of shares outstanding	35,702,197	33,503,208

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisitions been completed as of February 1, 2020 or to project potential operating results as of any future date or for any future periods.

ASC 805 defines the acquirer in a business combination as the entity that obtains control of one or more businesses in a business combination and establishes the acquisition date as the date the acquirer achieves control. ASC 805 requires an acquirer to recognize the assets acquired, the liabilities assumed, and any noncontrolling interest in the acquirer (if any) at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the acquirer to recognize contingent consideration (if any) at the acquisition date, measured at its fair value at that date.

The following summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Assets:
Cash	$591,458
Accounts receivable	2,715,515
Inventories	1,221,055
Fixed assets, net	503,907
Intangibles	10,574,334
Total identified assets acquired	$15,606,269

Liabilities:
Accounts payable and accrued expenses	$1,606,269
Total liabilities assumed	1,606,269

Total net assets acquired	$14,000,000

The acquisition method of accounting requires extensive use of estimates and judgments to allocate the considerations transferred to the identifiable tangible and intangible assets acquired and liabilities assumed. The amounts used in computing the purchase price differ from the amounts in the purchase agreements due to fair value measurement conventions prescribed by accounting standards.

The intangible assets acquired include the trademarks and customer relationships.

The allocation of purchase price is still deemed to be a preliminary allocation because of potential changes in the valuation of intangibles and the acquired fixed assets.

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition. All of the goodwill is deductible for tax purposes.